Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 190,637	$ 210,632
Short-term investments	210	210
Prepayments and other receivables	7,156	6,678
Total current assets	198,003	217,520
Property, equipment and software	1,266	140
Operating lease right-of-use assets	4,344	2,809
Investments at fair value, equity securities	25,057	37,241
Other non-current assets	2,872	2,812
Total assets	231,542	260,522
Current liabilities
Accruals and other payables (including amounts with related parties of $120 and $1,131, as of June 30, 2026 and December 31, 2025, respectively - Note 17)	15,768	16,823
Operating lease liabilities, current	1,276	891
Other current liabilities	8,878	9,180
Total current liabilities	25,922	26,894
Operating lease liabilities, non-current	3,182	2,176
Other non-current liabilities	1,334	511
Total liabilities	30,438	29,581
Commitments and contingencies (Note 16)
Redeemable noncontrolling interest	0	0
Shareholders' equity
Ordinary shares ($0.0001 par value, 800,000,000 shares authorized as of June 30, 2026 and December 31, 2025; 270,740,388 shares issued as of June 30, 2026 and December 31, 2025 ; 266,798,199 and 265,377,891 outstanding as of June 30, 2026 and December 31, 2025, respectively)	27	27
Treasury Stock (3,942,189 and 5,362,497 shares as of June 30, 2026 and December 31, 2025, respectively)	(3,706)	(5,042)
Additional paid-in capital	1,532,920	1,526,718
Accumulated other comprehensive income	42,039	41,546
Accumulated deficit	(1,370,176)	(1,332,308)
Total shareholders' equity	201,104	230,941
Total liabilities and shareholders' equity	$ 231,542	$ 260,522